COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
COMBINED CONDENSED STATEMENTS OF FINANCIAL POSITION
SCHEDULE I – COMBINED CONDENSED STATEMENTS OF FINANCIAL POSITION

AS AT DEC.31 US$ MILLIONS	2021	2020
Assets
Cash and cash equivalents	$25	$—
Investments in subsidiaries	1,415	83
Total assets	$1,440	$83

Liability
Accounts payable and accrued liabilities	$1	$—
Due to related party	4	—
Total liabilities	5	—

Equity
Share capital	1,499	78
Accumulated (deficit) surplus	(48)	1
Accumulated other comprehensive (loss) income	(16)	4
Total equity	1,435	83
Total liabilities and equity	$1,440	$83

COMBINED CONDENSED STATEMENTS OF OPERATIONS
SCHEDULE I – COMBINED CONDENSED STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DEC.31 US$ MILLIONS	2021	2020	2019
(Loss) income of equity method investments	$(41)	$1	$6
Operating expenses	(3)	—	—
Net (loss) income	$(44)	$1	$6

COMBINED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
SCHEDULE I – COMBINED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DEC.31 US$ MILLIONS	2021	2020	2019
Net (loss) income	$(44)	$1	$6
Other comprehensive (loss) income	(15)	3	3
Comprehensive (loss) income	$(59)	$4	$9

COMBINED CONDENSED STATEMENTS OF CHANGES IN EQUITY
SCHEDULE I – COMBINED CONDENSED STATEMENTS OF CHANGES IN EQUITY

FOR THE YEARS ENDED DEC.31 US$ MILLIONS	Share Capital	Accumulated Surplus (Deficit)	Accumulated Other Comprehensive Income (loss)	Total
Balance as at January 1, 2021	$78	$1	$4	$83
Net income (loss)	—	(44)	—	(44)
Other comprehensive income (loss)	—	—	(15)	(15)
Comprehensive income (loss)	—	(44)	(15)	(59)
Equity issuances	1,424	—	—	1,424
Return of capital	(3)	—	—	(3)
Common control transaction adjustment	—	(5)	(5)	(10)
Balance as at December 31, 2021	$1,499	$(48)	$(16)	$1,435

Balance as at January 1, 2020	$65	$—	$1	$66
Net income (loss)	—	1	—	1
Other comprehensive income (loss)	—	—	3	3
Comprehensive income (loss)	—	1	3	4
Equity issuances	13	—	—	13
Balance as at December 31, 2020	$78	$1	$4	$83

Balance as at January 1, 2019	$60	$(6)	$(2)	$52
Net income (loss)	—	6	—	6
Other comprehensive income (loss)	—	—	3	3
Comprehensive income (loss)	—	6	3	9
Equity issuances	5	—	—	5
Balance as at December 31, 2019	$65	$—	$1	$66

COMBINED CONDENSED STATEMENTS OF CASH FLOWS
SCHEDULE I – COMBINED CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020	2019
Operating activities
Net (loss) income	$(44)	$1	$6
Non-cash items affecting net income
Equity in undistributed earnings of subsidiaries	41	(1)	(6)
Changes in non-cash balances related to operations
Changes in working capital	5	—	—
Cash from operating activities	2	—	—
Investing activities
Investments in shares of subsidiaries	(1,475)	(13)	(5)
Cash used in investing activities	(1,475)	(13)	(5)
Financing activities
Issuance of equity	1,501	13	5
Return of capital	(3)	—	—
Cash from financing activities	1,498	13	5
Cash and cash equivalents
Cash and cash equivalents, beginning of year	—	—	—
Net change during the year	25	—	—
Cash and cash equivalents, end of year	$25	$—	$—